GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 397	$ 439
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	228	308
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	168	129
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 1	$ 2